Summary of number and weighted average exercise prices of equity settled deferred shares units (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Number of Options, Beginning	74,371	64,735	70,572
Number of Options, Granted	12,949	21,712	10,620
Number of Options, Exercised		1,416	12,917
Number of Options, Ending	76,024	74,371	64,735
Equity Settled Deferred Share Units [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Beginning
Beginning value | $
Number of Options, Granted	65,000
Granted, value | $	$ 411
Number of Options, Exercised	(12,500)
Granted, value | $	$ (79)
Number of Options, Ending	52,500
Ending, value | $	$ 332